Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Balance Sheet Risk [Abstract]
Financial Instruments with Off-Balance Sheet Risk
Note 6 - Financial Instruments with Off-Balance Sheet Risk

The Corporation is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments include commitments to extend credit, standby letters of credit, and financial standby letters of credit.  Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet.  The contract or notional amount of those instruments reflect the extent of involvement the Corporation has in particular classes of financial instruments.  The Corporation does not issue any other instruments with significant off-balance-sheet risk.

The Corporation's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit, standby letters of credit and financial standby letters of credit written is represented by the contract or notional amount of those instruments.  The Corporation uses the same credit policies in making such commitments and conditional obligations as it does for on-balance-sheet instruments.  The following table identifies the contract or notional amount of those instruments:

	December 31,
	2011	2010
	(In Thousands)
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit, including unused lines of credit	$28,620	$36,406
Standby letters of credit	232	243
Financial standby letters of credit	0	1,947

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The Corporation evaluates each customer's credit worthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Corporation upon extension of credit, is based on management's credit evaluation of the counter party.  Collateral held varies but may include accounts receivable, inventory, property, plant and equipment and income-producing commercial properties.

Outstanding letters of credit written are conditional commitments issued by the Corporation to secure the performance of a customer to a third party.  The majority of these standby letters of credit expire within the next twelve months.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending other loan commitments.  The Corporation requires collateral supporting these letters of credit as deemed necessary.  The maximum undiscounted exposure related to these commitments at December 31, 2011 was $232,000 and the approximate value of underlying collateral upon liquidation that would be expected to cover this maximum potential exposure was $74,000.  The amount of the liability as of December 31, 2011 and 2010 for guarantees under standby letters of credit issued is not material.